SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class F Shares Prospectus, dated January 31, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Dante D'Orazio no longer serves as a portfolio manager to the Funds. As such, all references to Dante D'Orazio are hereby deleted from the Prospectus.

Change in Investment Strategy and Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary of the U.S. Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In addition, in the same section, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Global Managed Volatility Fund

In the Fund Summary of the Global Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Investment Strategy and Portfolio Management of the Tax-Managed Managed Volatility Fund

In the Fund Summary of the Tax-Managed Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC and each Sub-Adviser intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. This will tend to lead SIMC and the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, SIMC and the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the

Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, in the same section, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Tax-Managed International Managed Volatility Fund

In the Fund Summary of the Tax-Managed International Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to John Csaszar is hereby deleted and replaced with the following:

John Csaszar, CFA, serves as Portfolio Manager for the Large Cap Growth, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. Mr. Csaszar is also the lead analyst on various U.S. large cap and quantitative sub-advisor strategies. He is part of SEI's Sub-Advised Equity Team. Prior to joining SEI in 2017, Mr. Csaszar was a Senior Research Analyst at CIBC Asset Management, covering Canadian equity and fixed income as well as global listed infrastructure and real estate. He began his career in 2006 with BNY Mellon Wealth Management where he researched investment strategies and wrote commentaries for ultra-high net worth clients. Mr. Csaszar is a CFA charterholder, and also holds the Chartered Alternative Investment Analyst (CAIA) and Canadian Investment Manager (CIM) designations. He earned a Bachelor of Business Administration from Brock University, Goodman School of Business and a Master of Business Administration from McMaster University, DeGroote School of Business.

In addition, under the same section, the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, under the same section, the paragraph and corresponding heading relating to Eugene Barbaneagra are hereby deleted and replaced with the following:

LARGE CAP, LARGE CAP VALUE, LARGE CAP GROWTH, TAX-MANAGED LARGE CAP, SMALL CAP, SMALL CAP VALUE, SMALL CAP GROWTH, U.S. MANAGED VOLATILITY, GLOBAL MANAGED VOLATILITY AND TAX-MANAGED MANAGED VOLATILITY FUNDS:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Certain of Mr. Barbaneagra's investment strategies are implemented through an overlay manager as disclosed in such Funds' principal investment strategies. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1503 (5/24)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class I Shares Prospectus, dated January 31, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Dante D'Orazio no longer serves as a portfolio manager to the Funds. As such, all references to Dante D'Orazio are hereby deleted from the Prospectus.

Change in Investment Strategy and Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary of the U.S. Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In addition, in the same section, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Global Managed Volatility Fund

In the Fund Summary of the Global Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to John Csaszar is hereby deleted and replaced with the following:

John Csaszar, CFA, serves as Portfolio Manager for the Large Cap Growth, U.S. Managed Volatility and Global Managed Volatility Funds. Mr. Csaszar is also the lead analyst on various U.S. large cap and quantitative sub-advisor strategies. He is part of SEI's Sub-Advised Equity Team. Prior to joining SEI in 2017, Mr. Csaszar was a Senior Research Analyst at CIBC Asset Management, covering Canadian equity and fixed income as well as global listed infrastructure and real estate. He began his career in 2006 with BNY Mellon Wealth Management where he researched investment strategies and wrote commentaries for ultra-high net worth clients. Mr. Csaszar is a CFA charterholder, and also holds the Chartered Alternative Investment Analyst (CAIA) and Canadian Investment Manager (CIM) designations. He earned a Bachelor of Business Administration from Brock University, Goodman School of Business and a Master of Business Administration from McMaster University, DeGroote School of Business.

In addition, under the same section, the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility and Global Managed Volatility Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz

received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, under the same section, the paragraph and the corresponding heading relating to Eugene Barbaneagra are hereby deleted and replaced with the following:

LARGE CAP, LARGE CAP VALUE, LARGE CAP GROWTH, SMALL CAP, SMALL CAP VALUE, SMALL CAP GROWTH, U.S. MANAGED VOLATILITY AND GLOBAL MANAGED VOLATILITY FUNDS:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Small Cap Value, Small Cap Growth, U.S. Managed Volatility and Global Managed Volatility Funds. Certain of Mr. Barbaneagra's investment strategies are implemented through an overlay manager as disclosed in such Funds' principal investment strategies. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1504 (5/24)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class Y Shares Prospectus, dated January 31, 2024, as amended April 5, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Dante D'Orazio no longer serves as a portfolio manager to the Funds. As such, all references to Dante D'Orazio are hereby deleted from the Prospectus.

Change in Investment Strategy and Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary of the U.S. Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In addition, in the same section, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Global Managed Volatility Fund

In the Fund Summary of the Global Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Investment Strategy and Portfolio Management of the Tax-Managed Managed Volatility Fund

In the Fund Summary of the Tax-Managed Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC and each Sub-Adviser intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. This will tend to lead SIMC and the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, SIMC and the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

In addition, in the same section, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Eugene Barbaneagra, CFA	Since 2024	Portfolio Manager
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Tax-Managed International Managed Volatility Fund

In the Fund Summary of the Tax-Managed International Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
John Csaszar, CFA	Since 2024	Portfolio Manager
David L. Hintz, CFA	Since 2024	Portfolio Manager

Change in Portfolio Management of the Funds

Under the section titled "Investment Adviser," the paragraph relating to John Csaszar is hereby deleted and replaced with the following:

John Csaszar, CFA, serves as Portfolio Manager for the Large Cap Growth, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. Mr. Csaszar is also the lead analyst on various U.S. large cap and quantitative sub-advisor strategies. He is part of SEI's Sub-Advised Equity Team. Prior to joining SEI in 2017, Mr. Csaszar was a Senior Research Analyst at CIBC Asset Management, covering Canadian equity and fixed income as well as global listed infrastructure and real estate. He began his career in 2006 with BNY Mellon Wealth Management where he researched investment strategies and wrote commentaries for ultra-high net worth clients. Mr. Csaszar is a CFA charterholder, and also holds the Chartered Alternative Investment Analyst (CAIA) and Canadian Investment Manager (CIM) designations. He earned a Bachelor of Business Administration from Brock University, Goodman School of Business and a Master of Business Administration from McMaster University, DeGroote School of Business.

In addition, under the same section, the paragraph relating to David L. Hintz is hereby deleted and replaced with the following:

David L. Hintz, CFA serves as a Portfolio Manager for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. In this role, Mr. Hintz is responsible for the management of the portfolios, capital market research, ongoing evaluation and allocation of equity managers and capital for the SEI funds. Prior to joining SEI, Mr. Hintz worked at Russell Investments as a Portfolio Manager and previously as the Head of US Equity Research and a Research Analyst. Mr. Hintz received his Bachelor of Science from Walla Walla University and his M.B.A. from Pacific Lutheran University. Mr. Hintz is a CFA charterholder from the CFA Institute.

In addition, under the same section, the paragraph and corresponding heading relating to Eugene Barbaneagra are hereby deleted and replaced with the following:

LARGE CAP, LARGE CAP VALUE, LARGE CAP GROWTH, TAX-MANAGED LARGE CAP, SMALL CAP, SMALL CAP VALUE, SMALL CAP GROWTH, U.S. MANAGED VOLATILITY, GLOBAL MANAGED VOLATILITY AND TAX-MANAGED MANAGED VOLATILITY FUNDS:

Eugene Barbaneagra, CFA, manages a portion of the assets of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. Certain of Mr. Barbaneagra's investment strategies are implemented through an overlay manager as disclosed in such Funds' principal investment strategies. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for the portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. He earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1505 (5/24)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended April 16, 2024
(the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Funds

Dante D'Orazio no longer serves as a portfolio manager to the Funds. As such, all references to Dante D'Orazio are hereby deleted from the SAI.

In the section titled "Investment Objectives and Policies," under the heading titled "U.S. Managed Volatility Fund," the third paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry.

In the same section, under the heading titled "Tax-Managed Managed Volatility Fund," the third paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC and each Sub-Adviser intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. This will tend to lead SIMC and the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, SIMC and the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text relating to John Csaszar, David L. Hintz and Eugene Barbaneagra is hereby deleted and the following text is added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Eugene Barbaneagra, CFA*	$0
John Csaszar, CFA*	$0
David L. Hintz, CFA*	$0

*  This information is provided as of March 31, 2024

In addition, under the same sub-heading, the text relating to John Csaszar, David L. Hintz and Eugene Barbaneagra is hereby deleted and the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eugene Barbaneagra, CFA*	8	$5,185.59	8	$4,076.44	0	$0
John Csaszar, CFA*	3	$3,527.96	7	$3,965.27	0	$0
David L. Hintz, CFA*	15	$16,127.33	8	$3,964.21	0	$0

*  This information is provided as of March 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the Portfolio Management of the Funds.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1506 (5/24)